SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Acquisition (Details)			1 Months Ended			2 Months Ended	12 Months Ended
	Oct. 26, 2021 USD ($)	Oct. 26, 2021 HKD ($)	May 31, 2020 USD ($)	May 31, 2020 HKD ($)	Jul. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 27, 2021	Oct. 26, 2021 HKD ($)
Restructuring Cost And Reserve [Line Items]
Payment for a business acquisition							$ 1,079,830		$ 6,348,290
Revenues							$ 264,488,162	$ 138,496,690	$ 58,662,900
TradeUp Securities
Restructuring Cost And Reserve [Line Items]
Equity interest acquired (as a percentage)					100.00%
Business Combination, Consideration Transferred, Total					$ 9,348,290
Payment for a business acquisition					6,348,290
Business Combination, Consideration Transferred, Equity Interests Issued					$ 3,000,000
Maximum percentage of acquired entity revenue combined in consolidated financial statements									1.00%
Maximum percentage of acquired entity assets combined in consolidated financial statements									4.10%
Business Combination, Acquisition Related Costs									$ 377,239
Ocean Joy Holdings Limited ("Ocean Joy")
Restructuring Cost And Reserve [Line Items]
Equity interest acquired (as a percentage)	70.00%		30.00%	30.00%						100.00%	70.00%
Business Combination, Consideration Transferred, Total	$ 1,079,830	$ 8,400,000	$ 462,276	$ 3,600,000
Maximum percentage of acquired entity revenue combined in consolidated financial statements							0.10%
Maximum percentage of acquired entity assets combined in consolidated financial statements							2.20%
Business Combination, Acquisition Related Costs							$ 11,736
Business combination, acquired receivable	$ 1,426,919										$ 11,100,000
Equity interest acquired, step acquisition (as a percentage)	70.00%										70.00%
Business combination, step acquisition fair value of equity interests	$ 462,784	$ 3,600,000
Business combination, step acquisition, equity interest gain	$ 77,593
Revenues						$ 213,895
Net income (loss)						$ 73,273